Consolidated Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Profit for the year		$ 108,606	$ 130,717	$ 1,070
Adjustments for:
Income tax expense		26,758	43,837	12,325
Depreciation		188,775	167,297	140,579
Amortization		2,265	1,631	1,293
Depreciation of right of use assets		63,339	49,199	40,820
(Gain) / loss from the disposal of other property items		(3,718)	397	(2,198)
Gain from the sale of farmland and other assets		0	0	(2,064)
(Gain) / loss from the sale of subsidiary		0	(10)	554
Bargain purchase gain on acquisition		(10,107)	0	0
Net loss/(gain)from the fair value adjustment of Investment properties		2,961	4,331	(1,077)
Equity settled share-based compensation granted		10,227	6,406	4,316
Loss from derivative financial instruments and forwards		13,685	17,276	10,058
Interest, finance cost related to lease liabilities and other financial expense, net		83,130	75,610	47,686
Initial recognition and changes in fair value of non-harvested biological assets (unrealized)		(44,935)	(11,310)	(32,975)
Changes in net realizable value of agricultural produce after harvest (unrealized)		(72)	4,001	481
Provision and allowances		999	1,146	1,940
Net loss / (gain) of inflation effects on the monetary items		2,144	(11,541)	(12,064)
Foreign exchange (gains)/ losses, net		(19,278)	(18,939)	109,266
Cash flow hedge – transfer from equity		40,195	52,650	24,363
Subtotal		464,974	512,698	344,373
Changes in operating assets and liabilities:
Increase in trade and other receivables		(60,753)	(40,449)	(55,233)
Decrease / (increase) in inventories		45,437	(102,815)	(30,165)
(Increase) / decrease in biological assets		(3,686)	7,597	(10,290)
Increase in other assets		(1,056)	(303)	(35)
(Increase) / Decrease in derivative financial instruments		(9,661)	(29,319)	5,234
(Decrease) / Increase in trade and other payables		(64,502)	(1,499)	828
Increase in payroll and social security liabilities		7,681	4,874	4,120
(Decrease) / increase in provisions for other liabilities		(290)	74	380
Net cash generated from operating activities before taxes paid		378,144	350,858	259,212
Income tax paid		(8,118)	(2,196)	(2,087)
Net cash generated from operating activities	[1]	370,026	348,662	257,125
Cash flows from investing activities:
Acquisition of business, net of cash and cash equivalents acquired		1,120	0	0
Purchases of property, plant and equipment		(217,776)	(199,295)	(168,529)
Purchase of cattle and non-current biological assets		(9,096)	(11,776)	(7,339)
Purchases of intangible assets		(3,350)	(1,934)	(1,122)
Interest received and others		5,199	16,729	25,421
Proceeds from disposal of other property items		2,770	2,946	3,482
Proceeds from the sale of farmland and other assets		9,879	8,099	16,022
Proceeds from the sale of subsidiary		10,000	10,010	10,149
Acquisition of short-term investment		(98,010)	0	0
Net cash used in investing activities	[2]	(299,264)	(175,221)	(121,916)
Cash flows from financing activities:
Proceeds from long-term borrowings		41,082	30,972	116,015
Payments of long-term borrowings		(14,012)	(108,425)	(34,750)
Proceeds from short-term borrowings		347,928	286,115	207,217
Payments of short-term borrowings		(192,648)	(328,463)	(233,540)
Interest paid	[3]	(44,788)	(53,587)	(60,026)
Borrowings prepayment related expenses		0	(3,068)	0
Proceeds from exercise of employee share options		2,124	0	0
Collections / (Payments) of derivatives financial instruments		118	2,370	(1,687)
Lease payments		(91,175)	(62,273)	(40,336)
Purchase of own shares		(36,844)	(66,463)	(4,365)
Dividends paid to non-controlling interest		(358)	(311)	(2,447)
Dividends paid to shareholders		(35,000)	0	0
Net cash used from financing activities	[4]	(23,573)	(303,133)	(53,919)
Net increase / (decrease) in cash and cash equivalents		47,189	(129,692)	81,290
Cash and cash equivalents at beginning of year		199,766	336,282	290,276
Effect of exchange rate changes and inflation on cash and cash equivalents	[5]	(16,302)	(6,824)	(35,284)
Cash and cash equivalents at end of year		$ 230,653	$ 199,766	$ 336,282

[1]	Includes (38,043), (30,666) and (14,956) of the combined effect of IAS 29 and IAS 21 of the Argentine subsidiaries for 2022, 2021 and 2020, respectively.
[2]	Includes (83), (4,694) and (429) of the combined effect of IAS 29 and IAS 21 of the Argentine subsidiaries for 2022, 2021 and 2020, respectively.
[3]	Includes 77, (1,109) and (1,639) of the combined effect of IAS 29 and IAS 21 of the Argentine subsidiaries for 2022, 2021 and 2020, respectively.
[4]	Includes 45,359, 41,238 and 15,694 of the combined effect of IAS 29 and IAS 21 of the Argentine subsidiaries for 2022, 2021 and 2020, respectively.
[5]	Includes (7,233), (5,878) and (309) of the combined effect of IAS 29 and IAS 21 of the Argentine subsidiaries for 2022, 2021 and 2020, respectively.